UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Cash flows from operating activities
Net income	$ 372,520	¥ 53,706,198	¥ 42,775,832
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization expense	462,503	66,679,088	60,244,494
Loss on disposal of a subsidiary			753,900
Reversal of (provision for) expected credit loss	40,152	5,788,690	(1,089,375)
Loss on disposal of property and equipment	1,172	168,973
Provision for inventory impairment	4,991	719,481
Unrealized loss (gain) on short-term investment	1,554	224,000	(245,000)
Other non-cash expenses	1,497	215,875	1,846,026
Deferred tax expense	(55,081)	(7,941,095)	5,405,355
Changes in operating assets and liabilities
Accounts receivable, net	173,204	24,970,807	36,039,016
Inventories	3,125	450,516	1,140,810
Prepaid expenses	457,265	65,923,967	(30,483,735)
Long-term deposits	(831)	(119,850)	(8,058,565)
Amount due from a director			33,577,065
Other current assets	(58,416)	(8,421,744)	(848,651)
Other non-current assets	(53,606)	(7,728,297)	(11,654,487)
Accounts payable	(143,439)	(20,679,625)	(93,111,459)
Accrued liabilities	331,311	47,765,059	(271,113,027)
Contract liabilities	1,511,721	217,944,834	214,872,458
Operating lease liabilities	22,280	3,212,036	(21,505)
Income tax payable	(504,839)	(72,782,600)	(153,014,746)
Amount due to a director	(6,936)	(1,000,000)
Other current liabilities	(390,462)	(56,292,856)	(39,335,511)
Net cash (used in) provided by operating activities	2,169,685	312,803,457	(212,321,105)
Cash flows from investing activities
Cash outflow due to reduction in consolidated entities			(17,257,489)
Purchase of property and equipment	(292,191)	(42,125,175)	(11,322,540)
Purchase of intangible assets	(34,994)	(5,045,000)	(15,621,500)
Net cash used in investing activities	(327,185)	(47,170,175)	(44,201,529)
Cash flows from financing activities
Payment of finance lease liabilities	(303,477)	(43,752,315)	(27,097,591)
Proceeds from bank loans			250,000,000
Repayment of bank loans	(1,082,784)	(156,105,000)	(177,355,000)
Repayment of bond payable	(138,725)	(20,000,000)	(20,000,000)
Payment of deferred IPO costs	(598,128)	(86,232,087)	(61,211,064)
Net cash used in financing activities	(2,123,114)	(306,089,402)	(35,663,655)
Net decrease in cash	(280,614)	(40,456,120)	(292,186,289)
Cash at the beginning of period	17,608,064	2,538,554,638	2,729,282,346
Cash at the end of the period end	17,327,450	2,498,098,518	2,437,096,057
Supplementary cash flow information
Cash paid for income taxes	524,179	75,570,835	156,721,835
Cash paid for interest expenses	$ 59,909	¥ 8,637,073	¥ 7,323,942